Derivative Warrant Liabilities - Additional Information (Detail)	Mar. 31, 2022 $ / shares shares
Disclosure of Derivative Warrant Liabilities [Line Items]
Class of warrants issued during the period | shares	17,433,333
Public and Private Warrants
Disclosure of Derivative Warrant Liabilities [Line Items]
Class of warrants issued during the period | shares	17,433,333
Share price | $ / shares	$ 11.5
Common stock conversion basis	one
Public Warrants
Disclosure of Derivative Warrant Liabilities [Line Items]
Class of warrants issued during the period | shares	11,500,000
Public Warrants | Share price exceeds eighteen dollars
Disclosure of Derivative Warrant Liabilities [Line Items]
Share price | $ / shares	$ 18
Class of warrants expiry period	5 years
Class of warrants exercise price | $ / shares	$ 0.01
Private Warrants
Disclosure of Derivative Warrant Liabilities [Line Items]
Class of warrants issued during the period | shares	5,933,333
Lock in period of warrants	30 days